Share Based Compensation - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number of share options
Number of share options, Beginning balance	91,542,094	183,405,010	190,782,730
Number of share options, Granted	3,775		470,000
Number of share options, Excercised	(39,744,025)	(87,990,491)
Number of share options, Forfeited or cancelled (post-vesting)	(32,341,836)	(3,872,425)	(7,847,720)
Number of share options, Ending balance	19,460,008	91,542,094	183,405,010	190,782,730
Number of share options, Vested and expected to vest as of March 31, 2020	19,460,008
Number of share options, Exercisable as of March 31, 2020	18,544,133
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 0.14	$ 0.08	$ 0.09
Weighted Average Exercise Price, Granted	0.01		1.10
Weighted Average Exercise Price, Exercised	0.03	0.01
Weighted Average Exercise Price, Forfeited or cancelled (post-vesting)	0.28	0.30	0.29
Weighted Average Exercise Price, Ending balance	0.13	$ 0.14	$ 0.08	$ 0.09
Weighted Average Exercise Price, Vested and expected to vest as of March 31, 2020	0.13
Weighted Average Exercise Price, Exercisable as of March 31, 2020	$ 0.13
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	4 years 3 months 3 days	5 years 1 month 27 days	6 years 9 months 10 days	8 years 1 month 24 days
Weighted Average Remaining Contractual Life, Vested and expected to vest as of March 31, 2020	4 years 3 months 3 days
Weighted Average Remaining Contractual Life, Exercisable as of March 31, 2020	4 years 2 months 1 day
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 189	$ 36,009	$ 107,465	$ 60,728
Aggregate Intrinsic Value, Vested and expected to vest as of March 31, 2020	189
Aggregate Intrinsic Value, Exercisable as of March 31, 2020	$ 189